EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

18     EARNINGS PER SHARE

Earnings per common share for all periods presented has been determined by dividing profit available to common shareholders by the weighted average number of Common Shares outstanding during the period.

The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended

December 31:

	2025	2024	2023
(In millions of U.S. dollars, except share and per share amounts)
Numerator:
Profit for the period attributable to the owners of the parent	124	283	281

Denominator:
Weighted average Common Shares outstanding for basic and diluted earnings per share	216,117,656	206,942,440	206,942,440

Basic and Diluted earnings per share	0.57	1.37	1.36

Warrants were excluded from the calculation of diluted earnings per share as the impact of including them was anti-dilutive.

ACCOUNTING POLICY

Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed using the weighted average shares of common stock outstanding during the period and potentially dilutive common shares, including the effect of warrants to purchase shares of common stock using the treasury stock method. The weighted-average shares outstanding for all prior periods presented have been retroactively recast to reflect the capital structure following the Capital Reorganization.